Income Taxes	12 Months Ended
Dec. 31, 2015
Income Tax Disclosure [Abstract]
Income Taxes

NOTE 5 – INCOME TAXES

The Company is subject to taxation in the United States and Florida. The benefit from income taxes for the period from October 27, 2014 (Inception) through December 31, 2015 is summarized below:

	2015	2014
Current:
Federal	$-	$-
State	-	-
Total current	-	-

Deferred:
Federal	14,722	11,247
State	-	-
Change in valuation allowance	(14,722)	(11,247)
Total deferred	-	-
Income tax provision (benefit)	$-	$-

At December 31, 2015, the Company had federal net operating loss carry forwards of approximately $26,019 which may be offset against future taxable income through 2035. No net deferred tax assets are recorded at December 31, 2015 or 2014, as all deferred tax assets and liabilities have been fully offset by a valuation allowance due to the uncertainty of future utilization.

At December 31, 2015 and 2014, deferred tax assets (liabilities) consist of the following:

	2015	2014

Net operating loss carry-forwards	$26,019	$11,247
Other	-	-
Total deferred tax assets	26,019	11,247
Less: valuation allowance	(26,019)	(11,247)

Net deferred tax assets	-	-

The change in the valuation allowance during the year ended December 31, 2015 was an increase of approximately $14,000 and a full valuation allowance has been recorded since, in the judgement of management, these net deferred tax assets are not more likely than not to be realized. The ultimate realization of deferred tax assets and liabilities is dependent upon the generation of future taxable income during periods in which those temporary differences and carryforwards become deductible or are utilized.

A reconciliation of the statutory federal income tax rate for the year ended December 31, 2015 and 2014 to the effective tax rate is as follows:

	2015	2014
Expected federal tax	34.00%	34.00%
Valuation allowance	(34.00)%	(34.00)%

Total	-%	-%

The Company follows FASB ASC 740-10, Uncertainty in Income Taxes. The Company recognizes interest and penalties associated with uncertain tax positions as a component of income tax expense. The Company does not have any unrecognized tax benefits or a liability for uncertain tax positions at December 31, 2015 and 2014. The Company does not expect to have any unrecognized tax benefits within the next twelve months. The Company recognizes accrued interest and penalties associated with uncertain tax positions, if any, as part of income tax expense. There were no tax related interest and penalties recorded for 2015 and 2014. Since the Company incurred net operating losses in every tax year since inception, all of its income tax returns are subject to examination and adjustments by the IRS for at least three years following the year in which the tax attributes are utilized.